Segment Information	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

3. SEGMENT INFORMATION

The CODMs review financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODMs, the Group has two reportable segments, including EXTEND from Japan, and other subsidiaries from Hong Kong and PRC. The Group’s CODMs evaluate performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

	For the six months ended March 31, 2024
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$3,496,662	$1,301,701	$4,798,363
Segment losses before tax	$(501,337)	$(1,119,590)	$(1,620,927)
	For the six months ended March 31, 2023
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$5,494,129	$3,537,198	$9,031,327
Segment income before tax	$279,096	$526,773	$805,869

The total assets from continuing operations by segments as of March 31, 2024 and September 30, 2023 were as follows:

	As of March 31, 2024	As of September 30, 2023
Segment assets
EXTEND	$3,568,106	$3,638,188
Other subsidiaries	9,509,660	6,995,325
Total segment assets	$13,077,766	$10,633,513

The property and equipment, net from continuing operations by segments as of March 31, 2024 and September 30, 2023 were as follows:

	As of March 31, 2024	As of September 30, 2023
Property and equipment, net
EXTEND	$3,775	$11,708
Other subsidiaries	115,432	146,934
Total property and equipment, net	$119,207	$158,642

The right-of-use assets, net from continuing operations by segments as of March 31, 2024 and September 30, 2023 were as follows:

	As of March 31, 2024	As of September 30, 2023
Right-of-use assets, net
EXTEND	$85,463	$116,015
Other subsidiaries	576,336	508,930
Total right-of-use assets, net	$661,799	$624,945

3. SEGMENT INFORMATION

The CODMs review financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODMs, the Group has two reportable segments, including EXTEND from Japan, and other subsidiaries from Hong Kong and PRC. The Group’s CODMs evaluate performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

	For the Year ended September 30, 2023
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$8,749,200	$3,984,139	$12,733,339
Segment income before tax	$(435,557)	$(281,121)	$(716,678)
	For the Year ended September 30, 2022
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$16,515,393	$5,512,910	$22,028,303
Segment income before tax	$273,508	$1,178,825	$1,452,333
	For the Year ended September 30, 2021
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$12,352,979	$3,113,883	$15,466,862
Segment income before tax	$(253,519)	$1,106,725	$853,206

The total assets from continuing operations by segments as of September 30, 2023, 2022 and 2021 were as follows:

	As of September 30,
	2023	2022	2021
Segment assets
EXTEND	$3,638,188	$3,886,339	$5,310,984
Other subsidiaries	6,995,325	5,192,892	2,219,557
Total segment assets	$10,633,513	$9,079,231	$7,530,541

The property and equipment, net from continuing operations by segments as of September 30, 2023, 2022 and 2021 were as follows:

	As of September 30,
	2023	2022	2021
Property and equipment, net
EXTEND	$11,708	$1,549,102	$3,062,407
Other subsidiaries	146,934	203,910	5,036
Total property and equipment, net	$158,642	$1,753,012	$3,067,443

The right-of-use assets, net from continuing operations by segments as of September 30, 2023, 2022 and 2021 were as follows:

	As of September 30,
	2023	2022	2021
Right-of-use assets, net
EXTEND	$116,015	$—	$—
Other subsidiaries	508,930	—	—
Total right-of-use assets, net	$624,945	$—	$—